UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05150

                     Cornerstone Strategic Value Fund, Inc.
               (Exact name of registrant as specified in charter)

383 Madison Avenue, New York, New York            10179
--------------------------------------------------------------------------------
  (Address of principal executive offices)     (Zip code)

                                   Jodi Levine

383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 272-3550

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================

                             CORNERSTONE STRATEGIC
                                VALUE FUND, INC.




                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2007

================================================================================

CONTENTS

  Portfolio Summary                                                            1
  Summary Schedule of Investments                                              2
  Statement of Assets and Liabilities                                          4
  Statement of Operations                                                      5
  Statement of Changes in Net Assets                                           6
  Financial Highlights                                                         7
  Notes to Financial Statements                                                8
  Result of Annual Meeting of Stockholders                                    12
  Description of Dividend Reinvestment Plan                                   13
  Investment Management Agreement Approval Disclosure                         15
  Proxy Voting and Portfolio Holdings Information                             16
  Privacy Policy Notice                                                       16
  Summary of General Information                                              17
  Shareholder Information                                                     17

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CORNERSTONE STRATEGIC VALUE FUND, INC.
PORTFOLIO SUMMARY - AS OF JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR ALLOCATION

                                                                      Percent of
Sector                                                                Net Assets
--------------------------------------------------------------------------------
Financials                                                               20.2
Information Technology                                                   15.0
Healthcare                                                               11.8
Energy                                                                   10.8
Consumer Discretionary                                                   10.7
Industrials                                                              10.6
Consumer Staples                                                          9.4
Telecommunication Services                                                3.6
Utilities                                                                 3.5
Materials                                                                 2.5
Closed-End Funds                                                          1.2
Other                                                                     0.7
--------------------------------------------------------------------------------

TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
    Holding                           Sector                          Net Assets
--------------------------------------------------------------------------------
1.  Exxon Mobil Corporation           Energy                              4.6
2.  General Electric Company          Industrials                         2.9
3.  Citigroup Inc.                    Financials                          2.2
4.  Microsoft Corporation             Information Technology              2.2
5.  Bank of America Corporation       Financials                          2.2
6.  EMC Corporation                   Information Technology              2.1
7.  Johnson & Johnson                 Healthcare                          1.9
8.  AT&T Inc.                         Telecommunication Services          1.8
9.  Procter & Gamble Company (The)    Consumer Staples                    1.7
10. Cisco Systems, Inc.               Information Technology              1.6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        No. of
Description                                             Shares        Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.80%
  CLOSED-END FUNDS - 1.21%
    Total Closed-End Funds (a)                                     $  1,612,969
                                                                   ------------
  CONSUMER DISCRETIONARY - 10.69%
    Home Depot, Inc. (The)                               23,100         908,985
    NIKE, Inc., Class B                                  14,600         851,034
    Time Warner Inc.                                     76,000       1,599,040
    Walt Disney Company (The)                            27,200         928,608
    Other Consumer
    Discretionary (a)                                                 9,947,228
                                                                   ------------
                                                                     14,234,895
                                                                   ------------
  CONSUMER STAPLES - 9.40%
    Altria Group, Inc.                                   22,300       1,564,122
    Coca-Cola Company (The)                              27,000       1,412,370
    PepsiCo, Inc. ^                                      17,600       1,141,360
    Procter & Gamble Company (The)                       37,797       2,312,798
    Walgreen Co.                                         18,800         818,552
    Other Consumer Staples (a)                                        5,267,151
                                                                   ------------
                                                                     12,516,353
                                                                   ------------
  ENERGY - 10.77%
    Baker Hughes Incorporated ^                          10,600         891,778
    Chevron Corporation                                  24,532       2,066,576
    ConocoPhillips                                       10,474         822,209
    Exxon Mobil Corporation                              73,500       6,165,179
    Marathon Oil Corp.                                   15,000         899,400
    Schlumberger Limited ^                               17,500       1,486,450
    Other Energy (a)                                                  2,012,989
                                                                   ------------
                                                                     14,344,581
                                                                   ------------
  FINANCIALS - 20.19%
    American Express Company ^                           19,600       1,199,128
    American International Group, Inc.                   16,831       1,178,675
    Bank of America Corporation                          59,138       2,891,257
    Citigroup Inc.                                       57,300       2,938,917
    Goldman Sachs Group, Inc. (The)                       7,300       1,582,275
    JPMorgan Chase & Co.                                 36,632       1,774,820
    Metlife, Inc.                                        15,200         980,096
    Morgan Stanley                                       15,500       1,300,140
    Prudential Financial, Inc.                           10,700       1,040,361
    Wachovia Corporation                                 19,600       1,004,500
    Wells Fargo & Company ^                              48,400       1,702,228
    Other Financials (a)                                              9,292,190
                                                                   ------------
                                                                     26,884,587
                                                                   ------------
  HEALTHCARE - 11.84%
    Abbott Laboratories                                  28,000       1,499,400
    Amgen Inc. *                                         22,400       1,238,496
    Johnson & Johnson                                    40,900       2,520,258
    Medtronic, Inc.                                      21,500       1,114,990
    Merck & Co. Inc.                                     17,500         871,500
    Pfizer Inc. ^                                        36,060         922,054
    UnitedHealth Group Incorporated                      22,000       1,125,080
    WellPoint Inc. *                                     14,000       1,117,620
    Wyeth ^                                              20,200       1,158,268
    Other Healthcare (a)                                              4,198,800
                                                                   ------------
                                                                     15,766,466
                                                                   ------------
  INDUSTRIALS - 10.63%
    3M Co. ^                                              9,400         815,826
    Boeing Company (The) ^                                9,200         884,672
    General Electric Company                            100,900       3,862,452
    Other Industrials (a)                                             8,589,444
                                                                   ------------
                                                                     14,152,394
                                                                   ------------
  INFORMATION TECHNOLOGY - 15.00%
    Cisco Systems, Inc. *                                77,400       2,155,590
    EMC Corporation *                                   156,648       2,835,329
    Google Inc. *                                         2,500       1,308,450
    Hewlett-Packard Company ^                            19,900         887,938
    Intel Corporation                                    60,500       1,437,480


See accompanying notes to financial statements.
2

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CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                        No. of
Description                                             Shares        Value
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY (CONTINUED)
    International Business Machines Corporation          12,600    $  1,326,150
    Microsoft Corporation                                98,200       2,893,954
    Oracle Corporation ^ *                               44,272         872,601
    Texas Instruments Incorporated                       23,900         899,357
    Other Information Technology (a)                                  5,360,048
                                                                   ------------
                                                                     19,976,897
                                                                   ------------
  MATERIALS - 2.50%
    Total Materials (a)                                               3,326,658
                                                                   ------------
  REAL ESTATE INVESTMENT TRUST - 0.45%
    Total Real Estate Investment Trust (a)                              604,760
                                                                   ------------
  TELECOMMUNICATION SERVICES - 3.64%
    AT&T Inc.                                            56,539       2,346,368
    Verizon Communications Inc.                          41,300       1,700,321
    Other Telecommunication Services (a)                                807,542
                                                                   ------------
                                                                      4,854,231
                                                                   ------------
  UTILITIES - 3.48%
    TXU Corp.                                            12,400         834,520
    Other Utilities (a)                                               3,805,127
                                                                   ------------
                                                                      4,639,647
                                                                   ------------
  TOTAL EQUITY SECURITIES
    (cost - $97,627,172)                                            132,914,438
                                                                   ------------

                                                      Principal
                                                        Amount
Description                                            (000's)        Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.31%
  REPURCHASE AGREEMENTS - 4.31%
    Bear, Stearns & Co. Inc. +
      (Agreements dated 6/29/2007 to be
      repurchased at $5,738,796) (b)                   $  5,737    $  5,736,895
                                                                   ------------
  TOTAL SHORT-TERM INVESTMENTS
    (cost - $5,736,895)                                               5,736,895
                                                                   ------------
  TOTAL INVESTMENTS - 104.11%
    (cost - $103,364,067)                                           138,651,333
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.11)%                      (5,477,390)
                                                                   ------------
NET ASSETS - 100.00%                                               $133,173,943
                                                                   ============

----------
*     Non-income producing security.
+     Includes investments purchased with collateral received for securities on loan.
^     Security or a portion thereof is out on loan.
(a) Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2007.
(b) At June 29, 2007, the maturity date for all repurchase agreements held was July 2, 2007, with interest rates ranging from 2.6875% to 5.3750% and collateralized by $5,845,698 in U.S. Treasury Bonds.


                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments, at value, including collateral for securities
  on loan of $5,439,510 (Cost $103,364,067)(1)                              $138,651,333
Receivables:
  Dividends                                                                      131,585
  Interest                                                                         2,726
Prepaid expenses                                                                  14,484
                                                                            ------------
Total Assets                                                                 138,800,128
                                                                            ------------
LIABILITIES
Payables:
  Upon return of securities loaned                                             5,439,510
  Investment management fees (net of fee waivers)                                103,088
  Directors' fees                                                                 31,907
  Other accrued expenses                                                          49,820
  Due to custodian                                                                 1,860
                                                                            ------------
Total Liabilities                                                              5,626,185
                                                                            ------------
NET ASSETS (applicable to 26,086,455 shares of common stock outstanding)    $133,173,943
                                                                            ============
NET ASSET VALUE PER SHARE ($133,173,943 / 26,086,455)                       $       5.11
                                                                            ============
NET ASSETS CONSISTS OF
Capital stock, $0.001 par value; 26,703,891 shares issued and
  26,086,455 shares outstanding (100,000,000 shares authorized)             $     26,086
Paid-in capital                                                              120,327,590
Cost of 617,435 shares repurchased                                           (17,153,887)
Accumulated net realized loss on investments                                  (5,313,112)
Net unrealized appreciation in value of investments                           35,287,266
                                                                            ------------
Net assets applicable to shares outstanding                                 $133,173,943
                                                                            ============

----------
(1) Includes securities out on loan to brokers with a market value of $5,369,277.


See accompanying notes to financial statements.
4

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CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
  Dividends                                                                 $  1,322,381
  Interest                                                                        21,139
  Securities lending                                                              22,148
                                                                            ------------
  Total Investment Income                                                      1,365,668
                                                                            ------------
Expenses:
  Investment management fees                                                     665,546
  Administration fees                                                             66,554
  Directors' fees                                                                 54,300
  Legal and audit fees                                                            30,002
  Printing                                                                        24,661
  Accounting fees                                                                 19,525
  Transfer agent fees                                                             12,127
  Custodian fees                                                                  10,860
  Stock exchange listing fees                                                      8,285
  Insurance                                                                        4,158
                                                                            ------------
  Total Expenses                                                                 896,018
  Less: Management fee waivers                                                   (63,663)
  Less: Fees paid indirectly                                                     (10,860)
                                                                            ------------
    Net Expenses                                                                 821,495
                                                                            ------------
  Net Investment Income                                                          544,173
                                                                            ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments                                             1,766,010
Capital gain distributions from regulated investment companies                       495
Net change in unrealized appreciation in value of investments                  6,129,486
                                                                            ------------
Net realized and unrealized gain on investments                                7,895,991
                                                                            ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $  8,440,164
                                                                            ============


                                 See accompanying notes to financial statements.

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CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the Six
                                                                     Months Ended
                                                                     June 30, 2007     For the Year Ended
                                                                      (unaudited)      December 31, 2006
                                                                     ------------      ------------------
DECREASE IN NET ASSETS
Operations:
  Net investment income                                              $    544,173         $  1,150,839
  Net realized gain/(loss) from investments                             1,766,010              (61,098)
  Capital gain distributions from regulated investment companies              495               39,515
  Net change in unrealized appreciation in value of investments         6,129,486           16,725,100
                                                                     ------------         ------------
    Net increase in net assets resulting from operations                8,440,164           17,854,356
                                                                     ------------         ------------
Dividends and distributions to shareholders:
  Net investment income                                                  (544,173)          (1,150,839)
  Net realized capital gains                                           (1,766,010)                  --
  Return-of-capital                                                   (12,120,607)         (25,065,536)
                                                                     ------------         ------------
    Total dividends and distributions to shareholders                 (14,430,790)         (26,216,375)
                                                                     ------------         ------------
Capital stock transactions:
  Proceeds from 443,381 and 932,769 shares newly issued
    or from treasury in reinvestment of dividends
    and distributions, respectively                                     2,820,240            5,000,232
                                                                     ------------         ------------
    Total decrease in net assets                                       (3,170,386)          (3,361,787)
                                                                     ------------         ------------
NET ASSETS
Beginning of period                                                   136,344,329          139,706,116
                                                                     ------------         ------------
End of period                                                        $133,173,943         $136,344,329
                                                                     ============         ============


See accompanying notes to financial statements.
6

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                    For the Six
                                                    Months Ended                  For the Years Ended December 31,
                                                   June 30, 2007    ------------------------------------------------------------
                                                    (unaudited)       2006         2005         2004         2003         2002
                                                    -----------       ----         ----         ----         ----         ----
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                  $   5.32      $   5.65     $   6.48     $   6.90     $   6.41     $   9.20
                                                      --------      --------     --------     --------     --------     --------
Net investment income/(loss) #                            0.02          0.05         0.03         0.05         0.04        (0.01)
Net realized and unrealized gain/(loss)
  on investments                                          0.31          0.66         0.18         0.55         1.44        (2.29)
                                                      --------      --------     --------     --------     --------     --------
Net increase/(decrease) in net assets
  resulting from operations                               0.33          0.71         0.21         0.60         1.48        (2.30)
                                                      --------      --------     --------     --------     --------     --------
Dividends and distributions to shareholders:
  Net investment income                                  (0.02)        (0.04)       (0.04)       (0.05)       (0.04)          --
  Net realized capital gains                             (0.07)           --        (1.00)          --           --           --
  Return-of-capital                                      (0.47)        (1.00)          --        (0.99)       (0.95)       (0.50)
                                                      --------      --------     --------     --------     --------     --------
Total dividends and distributions to shareholders        (0.56)        (1.04)       (1.04)       (1.04)       (0.99)       (0.50)
                                                      --------      --------     --------     --------     --------     --------
Capital stock transactions:
  Anti-dilutive effect due to capital
    stock repurchased                                       --            --           --           --           --         0.02
  Anti-dilutive/(dilutive) effect due to shares
    issued in reinvestment of dividends
    and distributions                                     0.02            --           --         0.02           --        (0.01)
                                                      --------      --------     --------     --------     --------     --------
Total capital stock transactions                          0.02            --           --         0.02           --         0.01
                                                      --------      --------     --------     --------     --------     --------
Net asset value, end of period                        $   5.11      $   5.32     $   5.65     $   6.48     $   6.90     $   6.41
                                                      ========      ========     ========     ========     ========     ========
Market value, end of period                           $   9.18      $   8.45     $   7.05     $   8.51     $   9.00     $   5.85
                                                      ========      ========     ========     ========     ========     ========
Total investment return (a)                              18.30%        45.36%       (1.32)%       8.38%       77.69%      (20.85)%
                                                      ========      ========     ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)               $133,174      $136,344     $139,706     $154,690     $ 26,565     $ 24,376
Ratio of expenses to average net assets,
  net of fee waivers, if any (b)                          1.22%(d)      1.22%        1.20%        1.28%        1.20%        1.80%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)                       1.32%(d)      1.32%        1.36%        1.50%        1.59%        2.17%
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)                          1.24%(d)      1.25%        1.26%        1.36%        1.25%        1.86%
Ratio of net investment income/(loss) to
  average net assets                                      0.81%(d)      0.85%        0.58%        0.73%        0.68%       (0.13)%
Portfolio turnover rate                                   2.82%        10.59%       21.60%       39.05%       11.88%       29.63%

#     Based on average shares outstanding.
(a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)   Expenses are net of fees paid indirectly.
(c)   Expenses exclude the reduction for fees paid indirectly.
(d)   Annualized.


                                 See accompanying notes to financial statements.

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CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Strategic Value Fund, Inc. (the "Fund") was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including reference to special reports prepared by analysts and or reports published in the financial press, the financial conditions and prospects of the issuer available, including considering any recent management or capital structure changes or other recent events that may impact the price of the security; and evaluation of any other information that could be indicative of the value of the security. At June 30, 2007, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, the Fund is evaluating the implication of FAS 157 and its impact on the financial statements has not yet been determined.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

repurchase price plus accrued interest. Cornerstone monitors daily, the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex- dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

DISTRIBUTIONS TO SHAREHOLDERS: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to shareholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share, beginning in 2007, based on the Fund's net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund's Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. For the year 2007, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal expenses) exceed a rate of 0.10% of average net assets. For the six months ended June 30, 2007, Cornerstone earned $665,546 for investment management services, of which it waived $63,663. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption Fees paid indirectly, are expense offsets of $10,860 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $19,410 for the six months ended June 30, 2007 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, serves as Secretary of the Fund.

NOTE C. INVESTMENT IN SECURITIES

For the six months ended June 30, 2007, purchases and sales of securities, other than short-term investments, were $3,776,432 and $14,540,402 respectively.

NOTE D. SHARE REPURCHASE PROGRAM

As has been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the six months ended June 30, 2007. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

All purchases are made in accordance with federal securities laws, with shares repurchased held in treasury effective January 1, 2002, for future use by the Fund.

NOTE E. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33 1/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

The value of securities on loan to brokers at June 30, 2007, was $5,369,277. During the six months ended June 30, 2007, the Fund earned $22,148 in securities lending income which is included under the caption Securities lending in the Statement of Operations.

NOTE F. FEDERAL INCOME TAXES

Income and capital gains distributions are deter- mined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the years ended December 31, for the Fund were as follows:

               ORDINARY INCOME                   RETURN-OF-CAPITAL
               ---------------                   -----------------
             2006            2005               2006           2005
             ----            ----               ----           ----
          $1,150,839       $980,195         $25,065,536         --

                            LONG-TERM CAPITAL GAINS
                            -----------------------
                              2006           2005
                              ----           ----
                               --        $24,369,995

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2006, the Fund did not incur Post-October losses.

At December 31, 2006, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $5,257,673 of which $2,513,030 expires in 2008, $1,281,365 expires in 2009, $693,207 expires in 2010, $635,700 expires in 2011, and $134,371 expires in 2012.

At June 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $103,420,001, $35,818,433, $(587,101) and $35,231,332, respectively.

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

On April 16, 2007, the Annual Meeting of Stockholders of Cornerstone Strategic Value Fund, Inc. was held and the following matter was voted upon based on 25,739,422 shares of common stock outstanding on February 16, 2007:

      (1) To approve the re-election of two Class III Directors until the 2010 Annual Meeting.

      NAME OF CLASS III DIRECTORS              FOR                 WITHHOLD
      Andrew A. Strauss                     24,097,615              299,467
      Glenn W. Wilcox, Sr.                  24,100,656              296,427

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund. American Stock Transfer & Trust Company serves as the Agent that administers the Plan for the shareholders in the Plan.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating share- holder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting share- holders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered shareholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the shareholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records.

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.

INVESTMENT MANAGEMENT AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

The Board of Directors including, the Independent Directors, (the "Board") of Cornerstone Strategic Value Fund, Inc.(the "Fund") considers the approval of the Investment Management Agreement (the "Agreement") between Cornerstone Advisors, Inc. (the "Investment Manager") and the Fund on an annual basis. The most recent approval of the Agreement occurred at a meeting of the Board held on February 16, 2007.

In determining whether to approve the Agreement, the Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the information requested and provided, and the discussions with management of the Investment Manager, the Board determined that the approval of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager's profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment company advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

The materials provided by the Investment Manager to the Board described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager and its investment process and policies, including the Investment Manager's extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund's monthly distribution policy and the extent to which such policy contributes to the market's positive valuation of the Fund. The Board also favorably received the Investment Manager's continued commitment to voluntarily waive its management fees from the Fund to the extent that monthly operating expenses exceed 0.10% of average net assets calculated monthly (including basic legal fees but excluding other extraordinary legal expenses). The Board also reviewed and discussed a comparison of the Fund's performance with comparable closed-end funds and a comparison of the Fund's expense ratios and management fees with those comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment company advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including, the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager, and was advised by independent legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Investment Manager's relationship with the Fund, and the comparability of the proposed fee to fees paid by comparable closed-end funds. The Board determined that the Agreement is consistent with the best interests of the Fund and its share- holders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate vote of the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Strategic Value Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (212) 272-3550 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Strategic Value Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

      1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and

      2. Information about the Consumer's transactions: this category includes information about your trans- actions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CLM"). The share price is published in: The New York Times (daily) under the designation "CornerStrt" and The Wall Street Journal (daily) and Barron's (each Monday) under the designation "CornstnStrat." The net asset value per share is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its capital stock in the open market.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

DIRECTORS AND CORPORATE OFFICERS

Ralph W. Bradshaw        Chairman of the Board of Directors and President
William A. Clark         Director and Vice President
Thomas H. Lenagh         Director
Edwin Meese III          Director
Scott B. Rogers          Director
Andrew A. Strauss        Director
Glenn W. Wilcox, Sr.     Director
Gary A. Bentz            Chief Compliance Officer
Thomas R. Westle         Secretary
Jodi B. Levine           Treasurer

INVESTMENT MANAGER

Cornerstone Advisors, Inc.
One West Pack Square
Suite 1650
Asheville, NC 28801

ADMINISTRATOR

Bear Stearns Funds Management Inc.
383 Madison Avenue
New York, NY 10179

CUSTODIAN

Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

EXECUTIVE OFFICES

383 Madison Avenue
New York, NY 10179

STOCK TRANSFER AGENT AND REGISTRAR

American Stock Transfer & Trust Co.
59 Maiden Lane
New York, NY 10038

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL

Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

For shareholder inquiries, registered shareholders should call
(800) 937-5449. For general inquiries, please call (212) 272-3550.

                                   [AMEX LOGO]
                                     LISTED
                                     CLM(TM)

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NO. OF
DESCRIPTION                                             SHARES        VALUE
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.80%
  CLOSED-END FUNDS - 1.21%
    Adams Express Company                                49,500    $    737,055
    General American Investors Company ^                  3,000         121,650
    Liberty All-Star Equity Fund                         67,300         604,354
    Liberty All-Star Growth Fund, Inc.                   26,300         149,910
                                                                   ------------
                                                                      1,612,969
                                                                   ------------
  CONSUMER DISCRETIONARY - 10.69%
    Amazon.com, Inc. ^ *                                  5,500         376,255
    Bed Bath & Beyond Inc. *                              4,200         151,158
    Best Buy Co., Inc. ^                                  3,625         169,179
    Carnival Corporation ^                               11,800         575,486
    Citadel Broadcasting Corporation                      2,088          13,468
    Clear Channel Communications, Inc.                    3,300         124,806
    Coach, Inc. *                                         3,500         165,865
    Comcast Corporation, Class A *                       28,555         802,967
    Fortune Brands, Inc.                                  3,500         288,295
    Gannett Co., Inc.                                     3,500         192,325
    Gap, Inc. (The)                                      12,200         233,020
    Goodyear Tire & Rubber Company (The) *                4,500         156,420
    Harley-Davidson, Inc.                                 4,400         262,284
    Hilton Hotels Corporation                             6,200         207,514
    Home Depot, Inc. (The)                               23,100         908,985
    J.C. Penney Company, Inc.                             4,500         325,710
    Johnson Controls, Inc.                                2,500         289,425
    Kohl's Corporation *                                  2,500         177,575
    Lowe's Companies, Inc.                               22,400         687,456
    Macy's, Inc.                                         11,052         439,649
    Marriott International, Inc., Class A                 4,200         181,608
    Mattel, Inc.                                          5,500         139,095
    McDonald's Corporation                               15,100         766,476
    News Corporation, Class A                            23,000         487,830
    NIKE, Inc., Class B                                  14,600         851,034
    Omnicom Group Inc. ^                                 13,200         698,544
    Sears Holdings Corporation *                            503          85,258
    Staples, Inc.                                        10,800         256,284
    Starbucks Corporation *                               5,800         152,192
    Target Corporation                                   11,800         750,480
    Time Warner Inc.                                     76,000       1,599,040
    TJX Companies, Inc. (The)                             3,000          82,500
    Toyota Motor Corporation ADR ^                        2,500         314,700
    Viacom Inc., Class B *                                9,450         393,404
    Walt Disney Company (The)                            27,200         928,608
                                                                   ------------
                                                                     14,234,895
                                                                   ------------
  CONSUMER STAPLES - 9.40%
    Altria Group, Inc.                                   22,300       1,564,122
    Anheuser-Busch Companies, Inc.                        6,200         323,392
    Archer-Daniels-Midland Company                        9,460         313,031
    Coca-Cola Company (The)                              27,000       1,412,370
    Colgate-Palmolive Company                             3,400         220,490

    ConAgra Foods, Inc.                                   6,900         185,334
    Costco Wholesale Corporation ^                        4,000         234,080
    CVS Corporation                                      18,430         671,774
    General Mills, Inc. ^                                12,000         701,040
    H.J. Heinz Company                                    4,000         189,880
    Kimberly-Clark Corporation                            5,500         367,895
    Kraft Foods Inc, Class A                             15,432         543,978
    Kroger Co. (The)                                     13,800         388,194
    PepsiCo, Inc. ^                                      17,600       1,141,360
    Procter & Gamble Company (The)                       37,797       2,312,798
    Sara Lee Corporation                                  4,500          78,300
    Sysco Corporation                                     9,800         323,302
    Walgreen Co.                                         18,800         818,552
    Wal-Mart Stores, Inc.                                15,100         726,461
                                                                   ------------
                                                                     12,516,353
                                                                   ------------
  ENERGY - 10.77%
    Anadarko Petroleum Corp.                              2,600         135,174
    Baker Hughes Incorporated ^                          10,600         891,778
    BJ Services Company                                   3,500          99,540
    Chevron Corporation                                  24,532       2,066,576
    ConocoPhillips                                       10,474         822,209
    Devon Energy Corporation                              2,500         195,725
    Exxon Mobil Corporation                              73,500       6,165,179
    Halliburton Company                                   6,700         231,150
    Marathon Oil Corp.                                   15,000         899,400
    Occidental Petroleum Corporation                     10,500         607,740
    Schlumberger Limited ^                               17,500       1,486,450
    Valero Energy Corporation                             6,000         443,160
    XTO Energy, Inc.                                      5,000         300,500
                                                                   ------------
                                                                     14,344,581
                                                                   ------------
  FINANCIALS - 20.19%
    AFLAC Incorporated                                    7,000         359,800
    Allstate Corporation (The)                            9,300         572,043
    American Express Company ^                           19,600       1,199,128
    American International Group, Inc.                   16,831       1,178,675
    Aon Corporation                                       4,900         208,789
    Bank of America Corporation                          59,138       2,891,257
    Bank of New York Company, Inc. (The)                 11,400         472,416
    BB&T Corporation                                      4,000         162,720
    Bear Stearns Companies, Inc. (The)                    2,500         350,000
    Broadridge Financial Solutions Inc.                   3,850          73,612
    CB Richard Ellis Group, Inc., Class A ^ *             6,500         237,250
    Charles Schwab Corporation (The)                      6,000         123,120
    Chubb Corporation (The)                               4,100         221,974
    Citigroup Inc.                                       57,300       2,938,917
    Fannie Mae                                            4,000         261,320
    Franklin Resources, Inc. ^                            3,700         490,139
    Freddie Mac                                           2,900         176,030
    Goldman Sachs Group, Inc. (The)                       7,300       1,582,275
    Hartford Financial Services Group, Inc. (The)         6,000         591,060
    JPMorgan Chase & Co.                                 36,632       1,774,820
    Lehman Brothers Holdings Inc. ^                       7,200         536,544
    Marsh & McLennan Companies, Inc. ^                    6,000         185,280
    Merrill Lynch & Co., Inc.                             7,200         601,776
    Metlife, Inc.                                        15,200         980,096
    Morgan Stanley                                       15,500       1,300,140
    National City Corporation                            12,700         423,164
    PNC Financial Services Group, Inc. ^                  4,600         329,268

    Prudential Financial, Inc.                           10,700       1,040,361
    State Street Corporation ^                            3,500         239,400
    SunTrust Banks, Inc.                                  7,600         651,624
    Travelers Companies, Inc. (The) ^                     9,476         506,966
    U.S. Bancorp ^                                       21,901         721,638
    UnumProvident Corporation                             2,600          67,886
    Wachovia Corporation                                 19,600       1,004,500
    Washington Mutual, Inc. ^                            11,550         492,492
    Wells Fargo & Company ^                              48,400       1,702,228
    Western Union Company ^                              11,324         235,879
                                                                   ------------
                                                                     26,884,587
                                                                   ------------
  HEALTHCARE - 11.84%
    Abbott Laboratories                                  28,000       1,499,400
    Aetna Inc.                                            6,000         296,400
    Amgen Inc. *                                         22,400       1,238,496
    Applera Corporation                                   8,000         244,320
    Baxter International Inc.                             5,000         281,700
    Becton, Dickinson and Company                         6,900         514,050
    Biogen Idec Inc. *                                    3,000         160,500
    Bristol-Myers Squibb Company                         18,500         583,860
    Cardinal Health, Inc.                                 2,950         208,388
    Eli Lilly and Company                                 4,700         262,636
    Gilead Sciences, Inc. *                               7,000         271,390
    IMS Health Incorporated ^                             3,000          96,390
    Johnson & Johnson                                    40,900       2,520,258
    McKesson Corporation                                  5,300         316,092
    Medco Health Solutions, Inc. *                        2,687         209,559
    Medtronic, Inc.                                      21,500       1,114,990
    Merck & Co. Inc.                                     17,500         871,500
    Pfizer Inc. ^                                        36,060         922,054
    Schering-Plough Corporation                          17,500         532,700
    Stryker Corporation                                   3,500         220,815
    UnitedHealth Group Incorporated                      22,000       1,125,080
    WellPoint Inc. *                                     14,000       1,117,620
    Wyeth ^                                              20,200       1,158,268
                                                                   ------------
                                                                     15,766,466
                                                                   ------------
  INDUSTRIALS - 10.63%
    3M Co. ^                                              9,400         815,826
    Boeing Company (The) ^                                9,200         884,672
    Burlington Northern Santa Fe Corporation              2,900         246,906
    Caterpillar Inc.                                      6,800         532,440
    CSX Corporation                                      10,000         450,800
    Danaher Corporation                                   3,500         264,250
    Emerson Electric Co.                                 12,000         561,600
    FedEx Corp. ^                                         4,500         499,365
    General Dynamics Corporation ^                        6,200         484,964
    General Electric Company                            100,900       3,862,452
    Honeywell International Inc. ^                       12,500         703,500
    Illinois Tool Works Inc.                             13,300         720,727
    Ingersoll-Rand Company Ltd., Class A                  4,500         246,690
    Lockheed Martin Corporation                           4,000         376,520
    Norfolk Southern Corporation ^                        5,500         289,135
    Northrop Grumman Corporation ^                        5,000         389,350
    Southwest Airlines Co.                                5,700          84,987
    Tyco International Ltd. ^                            10,397         351,315
    Union Pacific Corporation                             2,000         230,300
    United Parcel Service, Inc., Class B                  9,600         700,800
    United Technologies Corporation                      11,000         780,230
    Waste Management, Inc. ^                             17,300         675,565
                                                                   ------------
                                                                     14,152,394
                                                                   ------------

  INFORMATION TECHNOLOGY - 15.00%
    Adobe Systems Incorporated *                          4,200         168,630
    Agilent Technologies Inc. *                           8,000         307,520
    Analog Devices, Inc.                                  3,500         131,740
    Apple Computer, Inc. ^ *                              3,000         366,120
    Applied Materials, Inc. ^                            33,800         671,606
    Automatic Data Processing, Inc. ^                    15,400         746,438
    Cisco Systems, Inc. *                                77,400       2,155,590
    Corning Incorporated *                                8,000         204,400
    Dell Inc. *                                           4,700         134,185
    eBay Inc. *                                           8,500         273,530
    Electronic Data Systems Corporation                   5,000         138,650
    EMC Corporation *                                   156,648       2,835,329
    First Data Corporation ^                             15,824         516,970
    Google Inc. *                                         2,500       1,308,450
    Hewlett-Packard Company ^                            19,900         887,938
    Intel Corporation                                    60,500       1,437,480
    International Business Machines Corporation          12,600       1,326,150
    Micron Technology, Inc. ^ *                          11,500         144,095
    Microsoft Corporation                                98,200       2,893,954
    Motorola, Inc.                                       15,200         269,040
    Oracle Corporation ^ *                               44,272         872,601
    QUALCOMM Inc.                                        17,000         737,630
    Sun Microsystems, Inc. *                              7,500          39,450
    Texas Instruments Incorporated                       23,900         899,357
    Yahoo! Inc. *                                        18,800         510,044
                                                                   ------------
                                                                     19,976,897
                                                                   ------------
  MATERIALS - 2.50%
    Alcoa Inc.                                           16,900         684,957
    Dow Chemical Company (The)                           10,400         459,888
    E. I. du Pont de Nemours and Company                 14,800         752,432
    International Paper Company ^                        10,500         410,025
    Monsanto Company                                     10,160         686,206
    Newmont Mining Corporation ^                          3,000         117,180
    Praxair, Inc.                                         3,000         215,970
                                                                   ------------
                                                                      3,326,658
                                                                   ------------
  REAL ESTATE INVESTMENT TRUST - 0.45%
    Simon Property Group, Inc. ^                          6,500         604,760
                                                                   ------------
  TELECOMMUNICATION SERVICES - 3.64%
    ALLTEL Corporation                                    4,000         270,200
    AT&T Inc.                                            56,539       2,346,368
    Sprint Nextel Corporation ^                          25,946         537,342
    Verizon Communications Inc.                          41,300       1,700,321
                                                                   ------------
                                                                      4,854,231
                                                                   ------------
  UTILITIES - 3.48%
    American Electric Power Company, Inc. ^               8,000         360,320
    CenterPoint Energy, Inc.                             10,000         174,000
    Dominion Resources, Inc. ^                            4,600         397,026
    Duke Energy Corporation ^                            15,800         289,140
    Edison International                                  6,500         364,780
    Exelon Corporation                                    6,000         435,600
    FirstEnergy Corp.                                     5,000         323,650
    FPL Group, Inc. ^                                     4,000         226,960
    PG&E Corporation                                      9,000         407,700
    Public Service Enterprise Group Incorporated          3,500         307,230
    Southern Company (The)                               11,900         408,051
    TXU Corp.                                            12,400         834,520
    Williams Companies, Inc. (The)                        3,500         110,670
                                                                   ------------
                                                                      4,639,647
                                                                   ------------

  TOTAL EQUITY SECURITIES
    (cost - $97,627,172)                                            132,914,438
                                                                   ------------

                                                       PRINCIPAL
                                                        AMOUNT
                                                        (000'S)
                                                       ---------
  SHORT-TERM INVESTMENTS - 4.31%
    REPURCHASE AGREEMENTS - 4.31%
      Bear, Stearns & Co. Inc. + ++
      (Agreements dated 6/29/2007 to be repurchased
      at $2,867,452, 2.6875%, 7/2/2007, collateralized
      by $2,920,214 in United States Treasury Bonds)    $ 2,867    $  2,866,810
      Bear, Stearns & Co. Inc. + ++
      (Agreements dated 6/29/2007 to be repurchased
      at $2,573,852, 5.3750%, 7/2/2007, collateralized
      by $2,619,758 in United States Treasury Bonds)      2,573       2,572,700
      Bear, Stearns & Co. Inc.
      (Agreements dated 6/29/2007 to be repurchased
      at $297,491, 4.3000%, 7/2/2007, collateralized
      by $305,726 in United States Treasury Bonds)          297         297,385
                                                                   ------------
  TOTAL SHORT-TERM INVESTMENTS
    (cost - $5,736,895)                                               5,736,895
                                                                   ------------
TOTAL INVESTMENTS - 104.11%
  (cost - $103,364,067)                                             138,651,333
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.11)%                      (5,477,390)
                                                                   ------------
NET ASSETS - 100.00%                                               $133,173,943
                                                                   ============

---------
ADR   American Depositary Receipt
*     Non-income producing security.
+     Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.
^     Security or a portion thereof is out on loan.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANIES AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

      (b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

      (b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cornerstone Strategic Value Fund, Inc.

By: /s/ RALPH W. BRADSHAW
    ---------------------
Name:  Ralph W. Bradshaw
Title: Principal Executive Officer
Date:  August 31, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ RALPH W. BRADSHAW
    ---------------------
Name:  Ralph W. Bradshaw
Title: Principal Executive Officer
Date:  August 31, 2007

By: /s/ JODI B. LEVINE
    ------------------
Name:  Jodi B. Levine
Title: Principal Financial Officer
Date:  August 31, 2007